UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21419

SPARX Asia Funds
(Exact name of registrant as specified in charter)

360 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Kevin T. Medina, Esq.
SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-452-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SPARX ASIA FUNDS SPARX JAPAN FUND Portfolio of Investments — January 31, 2008 (unaudited)

Shares		Value

COMMON STOCKS - 97.9%

	Banks - 7.5%
450	Mizuho Financial Group, Inc.	$2,112,723
332	Sumitomo Mitsui Financial Group, Inc.	2,664,521
53,000	Suruga Bank, Ltd.	632,973

		5,410,217

	Chemicals - 11.5%
105,000	Kao Corp.	3,177,153
272,000	Taiyo Nippon Sanso Corp.	2,577,550
38,800	Unicharm Corp.	2,565,152

		8,319,855

	Communication - 0.2%
3,800	Zenrin Co., Ltd.	122,393

	Construction - 4.3%
216,000	Kajima Corp.	693,659
156,000	Obayashi Corp.	890,082
141,000	Shimizu Corp.	727,204
263,000	Taisei Corp.	773,526

		3,084,471

	Electrical Appliances - 6.9%
13,700	Keyence Corp.	2,927,828
14,000	Ricoh Co., Ltd.	220,423
210,000	Toshiba Corp.	1,435,083
39,000	Yaskawa Electric Corp.	417,119

		5,000,453

	Glass & Ceramics Products - 1.4%
219,000	Nippon Sheet Glass Co., Ltd.	1,011,043

	Iron & Steel - 4.2%
13,700	JFE Holdings, Inc.	639,101
497,000	Sumitomo Metal Industries, Ltd.	2,376,577

		3,015,678

	Land Transportation - 2.0%
232,000	Tokyu Corp.	1,453,147

	Machinery - 5.5%
463,000	IHI Corp.	924,811
70,000	Juki Corp.	340,592
90,200	Komatsu, Ltd.	2,199,008
52,000	Tadano, Ltd.	491,430

		3,955,841

	Marine Transportation - 0.6%
46,000	Kawasaki Kisen Kaisha, Ltd.	449,002

	Metal Products - 2.2%
133,000	NHK Spring Co., Ltd.	1,133,324
20,100	Sumco Corp.	445,449

		1,578,773

Shares		Value

	Nonferrous Metals - 1.8%
77,000	Sumitomo Metal Mining Co., Ltd.	$1,278,680

	Other Products - 11.0%
61,000	Asics Corp.	795,575
156,600	Fuji Seal International, Inc.	3,017,206
582,000	Mizuno Corp.	4,087,169

		7,899,950

	Pharmaceuticals - 0.4%
22,000	Rohto Pharmaceutical Co., Ltd.	267,139

	Precision Instruments - 2.5%
7,900	Mani, Inc.	484,356
24,400	Terumo Corp.	1,334,046

		1,818,402

	Real Estate - 2.3%
408	NTT Urban Development Corp.	648,490
10,090	Sumitomo Real Estate Sales Co., Ltd.	470,490
57,300	Tokyu Livable, Inc.	562,171

		1,681,151

	Retail Trade - 0.4%
9,400	St. Marc Holdings Co., Ltd.	293,252

	Securities - 0.4%
35,100	Kyokuto Securities Co., Ltd.	302,670

	Services - 0.9%
445	Intelligence, Ltd.	642,813

	Transportation Equipment - 14.3%
178,000	Bosch Corp.	759,562
773,000	Isuzu Motors, Ltd.	3,313,148
46,500	Shimano, Inc.	1,804,851
265,000	T.RAD Co., Ltd.	1,631,685
51,000	Toyota Motor Corp.	2,761,195

		10,270,441

	Wholesale Trade - 17.6%
219	Chip One Stop, Inc.*	102,767
240,000	Itochu Corp.	2,218,559
545,000	Marubeni Corp.	3,801,405
47,900	Misumi Group, Inc.	793,508
145,000	Mitsubishi Corp.	3,842,384
136,200	Sumitomo Corp.	1,903,289

		12,661,912

	Total Common Stocks (Cost $75,716,292)	70,517,283

SHORT-TERM INVESTMENT - 1.8%
1,276,233	Blackrock Liquidity Funds TempCash Portfolio	1,276,233

	Total Short-term Investment (Cost $1,276,233)	1,276,233

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS SPARX JAPAN FUND Portfolio of Investments (continued) — January 31, 2008 (unaudited)

Total Investments - 99.7% (Cost $76,992,525)	71,793,516

Net Other Assets And Liabilities - 0.3%	229,442

NET ASSETS - 100.0%	$72,022,958

*	Non-income producing.

Gross unrealized appreciation	$3,722,273
Gross unrealized depreciation	(8,921,282)

Gross unrealized depreciation	$(5,199,009)

Industry Concentration Table:
(% of Total Net Assets)

Wholesale Trade	17.6%
Transportation Equipment	14.3%
Chemicals	11.5%
Other Products	11.0%
Banks	7.5%
Electrical Appliances	6.9%
Machinery	5.5%
Construction	4.3%
Iron & Steel	4.2%
Precision Instruments	2.5%
Real Estate	2.3%
Metal Products	2.2%
Land Transportation	2.0%
Nonferrous Metals	1.8%
Glass & Ceramics Products	1.4%
Services	0.9%
Marine Transportation	0.6%
Pharmaceuticals	0.4%
Retail Trade	0.4%
Securities	0.4%
Communication	0.2%
Cash And Net Other Assets	2.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX JAPAN SMALLER COMPANIES FUND
Portfolio of Investments — January 31, 2008 (unaudited)

Shares		Value

COMMON STOCKS - 97.8%

	Chemicals - 3.7%
16,000	Fujikura Kasei Co., Ltd.	$111,163
4,000	Miraial Co., Ltd.	98,408

		209,571

	Communication - 14.8%
6,400	Hudson Soft Co., Ltd.*	96,217
10,000	Software Service, Inc.	108,496
9,000	SRA Holdings, Inc.	130,194
140	Telepark Corp.	150,261
17,000	Tohokushinsha Film Corp.	192,554
135	Works Applications Co., Ltd.	166,834

		844,556

	Computer Software & Services - 3.0%
6,100	Alpha Systems, Inc.	171,023

	Construction - 2.0%
20,000	Totetsu Kogyo Co., Ltd.	113,990

	Electrical Appliances - 10.7%
64,000	Clarion Co., Ltd.	155,675
8,700	Dai-Ichi Seiko Co., Ltd.	113,700
229	MCJ Co., Ltd.*	108,514
9,000	Optex Co., Ltd.	119,242
12,000	Suzuki Co., Ltd.	117,266

		614,397

	Fishery, Agriculture & Forestry - 0.9%
3,000	Hokuto Corp.	49,948

	Foods - 2.1%
40,500	Snow Brand Milk Products Co., Ltd.	117,575

	Glass & Ceramics Products - 0.7%
6,900	Mitani Sekisan Co., Ltd.	42,916

	Industrial - 2.0%
13,800	Nihon Dengi Co., Ltd.	115,311

	Land Transportation - 0.8%
50	SBS Holdings, Inc.	45,985

	Machinery - 6.6%
9,500	HIRATA Corp.	139,641
17,800	Nittoku Engineering Co., Ltd.	128,034
7,000	Yushin Precision Equipment Co., Ltd.	110,034

		377,709

	Marine Transportation - 2.3%
22,000	Shinwa Kaiun Kaisha, Ltd.	128,886

	Mining - 2.0%
22,000	Kanto Natural Gas Development Co., Ltd.	116,518

	Other Financial Business - 3.5%
7,000	Japan Securities Finance Co., Ltd.	59,771

Shares		Value

	Other Financial Business (continued)
161	Money Partners Co., Ltd.	$140,136

		199,907

	Other Products - 3.9%
73	Samantha Thavasa Japan, Ltd.	84,812
100	SRI Sports, Ltd.	139,029

		223,841

	Real Estate - 3.6%
73	RISA Partners, Inc.	135,549
7,000	Tokyu Livable, Inc.	68,677

		204,226

	Retail Trade - 4.9%
7,300	Chiyoda Co., Ltd.	106,567
13,800	Himaraya Co., Ltd.	51,969
27,700	Tokyo Derica Co., Ltd.	120,076

		278,612

	Services - 21.4%
100	Benefit One, Inc.	110,019
20,800	Culture Convenience Club Co., Ltd.	95,715
800	FujiStaff Holdings, Inc.	184,155
31	Kakaku.com, Inc.	142,420
70	Message Co., Ltd.	130,226
45	OPT, Inc.	133,696
95	Prestige International, Inc.	108,031
12,400	Studio Alice Co., Ltd.	142,224
90	United Technology Holdings Co., Ltd.	179,296

		1,225,782

	Textiles And Apparels - 2.7%
25,000	Yamato International, Inc.	156,061

	Wholesale Trade - 6.2%
85	Japan Wind Development Co., Ltd.	221,346
6,600	Toshin Group Co., Ltd.	134,675

		356,021

	Total Common Stocks (Cost $5,647,323)	5,592,835

SHORT-TERM INVESTMENT - 2.9%
	Blackrock Liquidity Funds TempCash
164,457	Portfolio	164,457

	Total Short-term Investment (Cost $164,457)	164,457

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX JAPAN SMALLER COMPANIES FUND
Portfolio of Investments (continued) — January 31, 2008 (unaudited)

Total Investments - 100.7% (Cost $5,811,780)	5,757,292

Net Other Assets And Liabilities - (0.7%)	(37,405)

NET ASSETS - 100.0%	$5,719,887

*	Non-income producing.

Gross unrealized appreciation	$538,185
Gross unrealized deppreciation	(592,673)

Gross unrealized deppreciation	$(54,488)

Industry Concentration Table:
(% of Total Net Assets)

Services	21.4%
Communication	14.8%
Electrical Appliances	10.7%
Machinery	6.6%
Wholesale Trade	6.2%
Retail Trade	4.9%
Other Products	3.9%
Chemicals	3.7%
Real Estate	3.6%
Other Financial Business	3.5%
Computer Software & Services	3.0%
Textiles And Apparels	2.7%
Marine Transportation	2.3%
Foods	2.1%
Construction	2.0%
Industrial	2.0%
Mining	2.0%
Fishery, Agriculture & Forestry	0.9%
Land Transportation	0.8%
Glass & Ceramics Products	0.7%
Cash And Net Other Assets	2.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX ASIA PACIFIC OPPORTUNITIES FUND
Portfolio of Investments — January 31, 2008 (unaudited)

Shares		Value

COMMON STOCKS - 84.1%
	Australia - 22.9%
2,578	ASX, Ltd.	$111,785
	Australia and New Zealand Banking
4,314	Group, Ltd.	102,290
28,856	Babcock & Brown Capital, Ltd.*	98,607
22,450	Brambles, Ltd.	218,476
72,003	ConnectEast Group	92,248
5,235	Macquarie Group, Ltd.	304,955
6,545	National Australia Bank, Ltd.	206,632
33,906	Transurban Group	202,505

		1,337,498

	China - 1.7%
118,000	Anhui Expressway Co., Ltd.	101,636

	Hong Kong - 18.0%
91,000	C C Land Holdings, Ltd.	102,896
32,000	Great Eagle Holdings, Ltd.	107,664
36,500	Hongkong Electric Holdings, Ltd.	208,283
11,000	Jardine Strategic Holdings, Ltd.	161,343
142,491	Link REIT (The)	362,560
3,300	Standard Chartered PLC	107,916

		1,050,662

	India - 2.3%
3,220	Infosys Technologies, Ltd., SP ADR	133,308

	Indonesia - 2.7%
203,500	PT Bank Rakyat Indonesia	157,387

	Singapore - 13.0%
100,000	Olam International, Ltd.	184,963
41,000	Singapore Exchange, Ltd.	284,885
23,000	United Overseas Bank, Ltd.	286,007

		755,855

	South Korea - 14.9%
1,606	Hite Brewery Co., Ltd.*	213,442
1,762	Hyundai Mobis*	146,245
3,919	KT&G Corp.	337,148
2,970	S1 Corp.	172,843

		869,678

	Taiwan - 4.5%
75,000	Greatek Electronics, Inc.	81,001
294,000	Vanguard International Semiconductor Corp.	183,155

		264,156

	Thailand - 1.7%
27,200	Bangkok Bank Public Co., Ltd.	98,085

	United Kingdom - 2.4%
9,600	HSBC Holdings PLC	142,400

	Total Common Stocks
	(Cost $5,028,188)	4,910,665

Shares		Value

PREFERRED STOCK - 4.6%
	South Korea - 4.6%
585	Samsung Electronics Co., Ltd.	$267,873

	Total Preferred Stock
	(Cost $262,239)	267,873

INVESTMENT COMPANIES - 7.8%

	Australia - 7.8%
87,973	Macquarie Infrastructure Group	242,378
62,890	Macquarie Media Group, Ltd.	212,099

	Total Investment Companies
	(Cost $465,144)	454,477

WARRANTS - 2.5%

	India - 2.5%
	Dabur India, Ltd., Expiration date
45,000	01/18/12	104,937
	Infosys Technologies, Ltd., Expiration
1,100	date 05/10/10	41,661

	Total Warrants
	(Cost $177,032)	146,598

	Total Investments - 99.0%
	(Cost $5,932,603)	5,779,613

	Net Other Assets And Liabilities - 1.0%	59,725

	NET ASSETS - 100.0%	$5,839,338

*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

	Gross unrealized appreciation	$174,852
	Gross unrealized depreciation	(327,842)

	Gross unrealized depreciation	$(152,990)

Industry Concentration Table:
(% of Total Net Assets)

Commercial Banks	18.8%
Transportation Infrastructure	11.0%
Diversified Financial Services	9.6%
Semicondustors & Semiconductor Equipment	9.1%
Capital Markets	6.9%
Commercial Services & Supplies	6.7%
Real Estate Investment Trusts	6.2%
Tobacco	5.8%
Beverages	3.6%
Electric Utilities	3.6%
Media	3.6%
Food & Staples Retailing	3.2%
IT Services	3.0%
Auto Components	2.5%
Personal Products	1.8%
Real Estate Management & Development	1.8%
Textiles, Apparel & Luxury Goods	1.8%
Cash And Net Other Assets	1.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX ASIA PACIFIC EQUITY INCOME FUND
Portfolio of Investments — January 31, 2008 (unaudited)

Shares		Value

COMMON STOCKS - 84.3%

	Australia - 13.9%
6,230	Aristocrat Leisure, Ltd.	$56,347
1,547	ASX, Ltd.	67,080
4,529	Australia and New Zealand Banking Group, Ltd.	107,388
40,688	Babcock & Brown Japan Property Trust	45,468
815	Macquarie Group, Ltd.	47,476
5,553	Santos, Ltd.	60,913
8,301	TABCORP Holdings, Ltd.	104,839
29,063	Telstra Corp., Ltd.	114,340
17,801	Transurban Group	106,318
4,683	Westpac Banking Corp.	109,215

		819,384

	China - 3.8%
124,000	Anhui Expressway Co., Ltd.	106,804
112,000	Zhejiang Express Co., Ltd.	119,098

		225,902

	Hong Kong - 15.0%
202,000	Champion Real Estate Investment Trust	111,198
19,000	Citic Pacific, Ltd.	94,255
15,000	CLP Holdings, Ltd.	119,329
33,000	CNOOC, Ltd.	46,643
27,600	Dah Sing Banking Group, Ltd.	55,370
21,000	Hongkong Electric Holdings, Ltd.	119,834
63,500	Hopewell Highway Infrastructure, Ltd.	48,994
64,350	Link REIT (The)	163,735
9,500	Swire Pacific, Ltd., Class A	129,010

		888,368

	Indonesia - 1.2%
90,000	PT Bank Rakyat Indonesia	69,606

	Malaysia - 4.4%
115,500	PLUS Expressways Berhad	117,666
22,400	Public Bank Berhad	79,376
12,500	Tanjong PLC	62,511

		259,553

	Philippines - 1.3%
1,050	Philippine Long Distance Telephone Co.	78,063

	Singapore - 13.5%
34,000	Ascendas Real Estate Investment Trust	52,676
76,000	CapitaCommercial Trust	112,553
27,000	CapitaMall Trust	57,206
47,000	ComfortDelGro Corp., Ltd.	52,539
43,000	MobileOne, Ltd.	57,530
129,000	Singapore Post, Ltd.	99,105
17,000	Singapore Press Holdings, Ltd.	52,732
43,000	Singapore Technologies Engineering, Ltd.	102,282
53,000	SMRT Corp., Ltd.	64,596
48,000	Suntec Real Estate Investment Trust	50,912
8,000	United Overseas Bank, Ltd.	99,481

		801,612

Shares		Value

	South Korea - 11.0%
1,280	Kookmin Bank	$84,193
1,210	KT Corp.	64,878
1,408	KT&G Corp.	121,129
2,450	LG Dacom Corp.	49,564
5,750	Pusan Bank	79,002
1,311	S-Oil Corp.	91,701
1,960	S1 Corp.	114,065
200	SK Telecom Co., Ltd.	45,557

		650,089

	Taiwan - 20.2%
96,000	Chang Hwa Commercial Bank	53,215
69,909	Chunghwa Telecom Co., Ltd.	148,800
94,000	Compal Electronics, Inc.	80,929
41,000	Coretronic Corp.	41,798
87,000	Far EasTone Telecommunications Co., Ltd.	107,513
25,000	Farglory Land Development Co., Ltd.	68,810
84,000	First Financial Holding Co., Ltd.	69,168
25,000	Formosa Chemicals & Fibre Corp.	52,019
39,000	Greatek Electronics, Inc.	42,120
9,000	Nan Ya Printed Circuit Board Corp.	42,985
15,000	Novatek Microelectronics Corp., Ltd.	52,068
30,000	Siliconware Precision Industries Co.	46,862
47,000	Taiwan Mobile Co., Ltd.	67,949
56,000	Taiwan Semiconductor Manufacturing Co., Ltd.	104,931
100,000	Teco Electric & Machinery Co., Ltd.	46,056
43,000	TSRC Corp.	48,931
123,000	Vanguard International Semiconductor Corp.	76,626
61,000	Wan Hai Lines, Ltd.	44,066

		1,194,846

	Total Common Stocks (Cost $5,159,841)	4,987,423

PREFERRED STOCK - 1.8%

	South Korea - 1.8%
3,090	Hyundai Motor Co., Ltd.	103,858

	Total Preferred Stock (Cost $114,537)	103,858

INVESTMENT COMPANIES - 6.4%

	Australia - 4.4%
11,890	Macquarie Communications Infrastructure Group	54,101
41,500	Macquarie Infrastructure Group	114,338
27,984	Macquarie Media Group, Ltd.	93,499

		261,938

	South Korea - 2.0%
16,300	Macquarie Korea Infrastructure Fund	119,346

	Total Investment Companies (Cost $388,168)	381,284

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX ASIA PACIFIC EQUITY INCOME FUND
Portfolio of Investments (continued) — January 31, 2008 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS - 7.5%
295,792	Blackrock Liquidity Funds TempCash Portfolio	295,792
147,012	Blackrock Liquidity Funds TempFund Portfolio	$147,012

	Total Short-term Investments (Cost $442,804)	442,804

	Total Investments - 100.0% (Cost $6,105,350)	5,915,369

	Net Other Assets And Liabilities – 0.0%	2,369

	NET ASSETS - 100.0%	$5,917,738

PLC	Public Limited Company

Gross unrealized appreciation	$235,245
Gross unrealized depreciation	(425,226)

Gross unrealized depreciation	$(189,981)

Industry Concentration Table: (% of Total Net Assets)

Commercial Banks	13.6%
Transportation Infrastructure	12.3%
Real Estate Investment Trusts	10.0%
Diversified Telecommunication Services	6.3%
Wireless Telecommunication Services	6.0%
Semicondustors & Semiconductor Equipment	5.5%
Electric Utilities	4.0%
Media	3.4%
Oil, Gas & Consumable Fuels	3.4%
Real Estate Management & Development	3.4%
Hotels, Restaurants & Leisure	2.8%
Tobacco	2.1%
Road & Rail	2.0%
Commercial Services & Supplies	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Air Freight & Logistics	1.7%
Chemicals	1.7%
Industrial Conglomerates	1.6%
Computers & Peripherals	1.4%
Electric Equipment & Instruments	1.4%
Diversified Financial Services	1.1%
Independent Power Producers & Energy Traders	1.1%
Capital Markets	0.8%
Electrical Equipment	0.8%
Marine	0.7%
Cash And Net Other Assets	7.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX Asia Funds
Notes to Portfolio of Investments
January 31, 2008
(Unaudited)

a. Investment Valuation

Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchases; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts of futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Funds invest in Asian securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

b. Securities Transactions and Investment Income

Securities transactions are accounted for on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

c. Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Funds’ concentration in securities issued by companies located in Asia, the Funds will be particularly subject to the risks of any adverse social, political, and economic events which occur in Asia or affect Asian markets, and the value of the Funds’ shares may be more volatile than funds that do not similarly concentrate their investments.

d. Forward Contracts

The Funds may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in the U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

e. New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPARX Asia Funds

By (Signature and Title)*	/s/ Evan Gartenlaub
Evan Gartenlaub, President
(principal executive officer)

Date	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Evan Gartenlaub
Evan Gartenlaub, President
(principal executive officer)

Date	February 27, 2008

By (Signature and Title)*	/s/ Hoi Fong
Hoi Fong, Treasurer
(principal financial officer)

Date	February 27, 2008

* Print the name and title of each signing officer under his or her signature.